Contracts in Progress and Advance Billings on Contracts - Components of Contracts in Progress and Advance Billings on Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractors [Abstract]
Costs incurred less costs of revenue recognized	$ 98,127	$ 119,688
Revenues recognized less billings to customers	523,284	199,450
Contracts in Progress	621,411	319,138
Billings to customers less revenue recognized	45,661	42,637
Costs incurred less costs of revenue recognized	(13,409)	149,849
Advance Billings on Contracts	$ 32,252	$ 192,486